Intangible assets and goodwill - Intangible assets rollforward (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 443,470	$ 448,275
Acquisition	0	0
Amortization	(754)	(778)
Translation differences	1,074	(1,161)
Ending balance	443,790	446,336
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	395,804	396,704
Acquisition	0	0
Amortization	0	0
Translation differences	596	(353)
Ending balance	396,400	396,351
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	35,009	35,000
Acquisition	0	0
Amortization	(1)	0
Translation differences	0	0
Ending balance	35,008	35,000
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,197	8,885
Acquisition	0	0
Amortization	(553)	(570)
Translation differences	230	(194)
Ending balance	5,874	8,121
Purchased technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,072	7,162
Acquisition	0	0
Amortization	(174)	(179)
Translation differences	235	(157)
Ending balance	6,133	6,826
Development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Acquisition	0	0
Amortization	0	0
Translation differences	0	0
Ending balance	0	0
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	388	524
Acquisition	0	0
Amortization	(26)	(29)
Translation differences	13	(457)
Ending balance	$ 375	$ 38